Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 7,805,859	$ 5,148,857
Accounts receivable, net	503,820	203,522
Inventories	1,990,925	2,030,244
Other current assets	3,639,417	4,035,397
Total current assets	13,940,021	11,418,020
Non-current assets
Property and equipment	2,653,810	5,493,171
Operating lease right of use assets	907,418	837,348
Intangible assets	351,212	589,588
Other non-current assets	11,950,000	2,040,522
Total non-current assets	15,862,440	8,960,629
Total assets	29,802,461	20,378,649
Current liabilities
Short-term financial liabilities, net	3,694,936	4,555,895
Accounts payable	4,076,540	1,650,906
Operating lease liabilities	620,095	484,043
Deferred revenue	2,129,152	1,845,048
Accrued expenses and other current liabilities	3,868,532	2,786,556
Total current liabilities	14,389,255	11,322,448
Non-current liabilities
Long-term financial liabilities, net	82,116,160	70,119,275
Operating lease liabilities	135,715	87,713
Employee benefit liabilities	249,215	290,124
Total non-current liabilities	82,501,090	70,497,112
Total liabilities	96,890,345	81,819,560
Commitments and contingencies (Note 23)
Stockholders’ equity
Common stock	8,604	6,327
Share premium	121,762,359	85,597,939
Treasury shares	(367,632)
Accumulated other comprehensive loss	(7,557,999)	(7,557,999)
Accumulated deficit	(180,933,216)	(139,487,178)
Total stockholders’ equity	(67,087,884)	(61,440,911)
Total liabilities and stockholders’ equity	$ 29,802,461	$ 20,378,649